ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES -Additional information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Customs tax provision	$ 78,232	$ 394,029	$ 0